Form N-1A Cover	Jan. 29, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Sprott Funds Trust
Entity Central Index Key	0001728683
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 29, 2026
Prospectus Date	Apr. 30, 2025